Dividends on Ordinary Shares - Parent	12 Months Ended
Dec. 31, 2022
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends on Ordinary Shares
10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

			Group			Group
	2022	2021	2020	2022	2021	2020
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	5.62	4.05	1.46	397	286	103
– second interim	8.73	15.01	—	616	1,060	—
	14.35	19.06	1.46	1,013	1,346	103
In 2022 an interim dividend of £1,013m (2021: £1,346m, 2020: £103m) was paid on the Company's ordinary shares in issue, £300m of which was a special dividend. These were paid following review and approval by the Board in line with our dividend policy.
Santander UK Group Holdings plc
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends on Ordinary Shares	46.3 DIVIDENDS ON ORDINARY SHARES Dividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.